Share based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of significant inputs used in the estimation of the fair value

	2024	2023
Closing share price of our common stock	$16.25	$18.53
Risk-free rate of return	4.27%	4.56%
Expected volatility of our common stock	52.11%	67.33%
Holding period discount	0.00%	0.00%
Simulation term (in years)	3.00	3.00

Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of changes in the Stocks

		Weighted average
	No. of SARs	exercise price
Balance as of January 1, 2024	176,360	$4.28
SARs granted during the year ended December 31, 2024	—	—
SARs exercised during the year ended December 31, 2024	(176,360)	$(4.28)
Balance as of December 31, 2024 (none of which are exercisable or convertible)	—	$-

Time Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of changes in the Stocks

	2024		2023		2022
		Weighted average		Weighted average		Weighted average
	Number of	fair value at grant	Number of	fair value at grant	Number of	fair value at grant
	TRSUs	date	TRSUs	date	TRSUs	date
Balance as of January 1	677,739	$7.70	908,209	$5.31	546,935	$4.44
TRSUs granted during the year	134,175	$16.99	172,034	$14.70	760,810	$5.50
TRSUs vested during the year	(528,157)	$(7.19)	(402,504)	$(5.30)	(399,536)	$(4.47)
Balance as of December 31, 2024 (none of which are vested)	283,757	$13.04	677,739	$7.70	908,209	$5.31

Schedule of cost related to non-vested awards expected to be recognized

In thousands of U.S. Dollars
Period	TOTAL
2025	1,272
2026	457
2027	67
1,796

PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of changes in the Stocks

	For the years ended December 31
	2024	2023
	Number of PRSUs	Number of PRSUs
Outstanding as of January 1	38,713	-
Granted	47,894	38,713
Vested	-	-

Balance as of December 31, 2024	86,607	38,713

Schedule of cost related to non-vested awards expected to be recognized

In thousands of U.S. Dollars
Period	TOTAL
2025	412
2026	254
2027	37
703